SCHEDULE OF SIGNIFICANT COMPONENTS OF THE DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 103,548	$ 90,567
Impairment of intangible assets	238,821	160,438
Valuation allowance
Total deferred tax assets	$ 342,369	$ 251,005